UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     November 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $106,637 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4638   265962 SH       SOLE                   265962        0        0
AMKOR TECHNOLOGY INC           COM              031652100      637   100000 SH       SOLE                   100000        0        0
BAUER EDDIE HLDGS INC          COM              071625107     3334   623262 SH       SOLE                   623262        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2017    56250 SH       SOLE                    56250        0        0
COMCAST CORP NEW               CL A             20030N101    14526   740000 SH       SOLE                   740000        0        0
CONSTAR INTL INC NEW           COM              21036U107      145   233700 SH       SOLE                   233700        0        0
E TRADE FINANCIAL CORP         COM              269246104     5333  1904581 SH       SOLE                  1904581        0        0
GEOEYE INC                     COM              37250W108    22499  1016654 SH       SOLE                  1016654        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     4784   312477 SH       SOLE                   312477        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851     2430    43500 SH       SOLE                    43500        0        0
LANDRYS RESTAURANTS INC        COM              51508L103     1622   104332 SH       SOLE                   104332        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    20261   668688 SH       SOLE                   668688        0        0
PETROHAWK ENERGY CORP          COM              716495106     1698    78500 SH       SOLE                    78500        0        0
SIX FLAGS INC                  COM              83001P109     1651  2393300 SH       SOLE                  2393300        0        0
SONIC AUTOMOTIVE INC           NOTE 5.250% 5/0  83545GAE2     9650 10000000 PRN      SOLE                        0        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1277  3360700 SH       SOLE                  3360700        0        0
VALEANT PHARMACEUTICALS INTL   NOTE 3.000% 8/1  91911XAB0    10135 10725000 PRN      SOLE                        0        0        0